Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value

The following table presents information about the Company’s assets that are measured at fair value at September 30, 2024 and December 31, 2023, and indicates the Fair Value Hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description:	Level	September 30, 2024	December 31, 2023
Assets:
Interest Bearing Bank Demand Deposit held in trust account	1	$26,932,536	$61,839,164

The following table presents information about the Company’s assets that are measured at fair value at December 31, 2023 and 2022, and indicates the Fair Value Hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,	December 31,
Description:	Level	2023	2022
Assets:
Marketable securities held in trust account	1	$61,839,164	$118,976,585